12. and 13. Convertible Promissory Note	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
And 13. Convertible Promissory Note
Convertible Promissory Note

During 2014, the Company invested $1,500,000 in privately placed Series C Convertible Promissory Notes issued by Ultra Green Packaging, Inc. (“Ultra Green”). Ultra Green develops, manufactures, and markets “ecopaper” products made from wheat straw, bamboo, or sugarcane fibers and bioplastic products made from cornstarch. Ultra Green’s ecopaper and bioplastic products are certified as biodegradable and sustainable, and are compostable in about 160 days.

In addition to its cash investments as described above, the Company has lent the services of Mr. Keith Sperbeck, its Vice President – Operations, to Ultra Green as its Interim CEO for an indefinite period concluding when Ultra Green hires a full-time chief executive officer. In lieu of any cash compensation to either Mr. Sperbeck or the Company, on June 19, 2014, Ultra Green issued the Company a non-statutory option to purchase 50,000,000 shares of its common stock for $0.01 per share, which option was fully vested and exercisable immediately upon issuance.

The C Notes will mature on December 31, 2019 and bear interest at a fixed rate of 10% per annum. Interest will accrue until June 30, 2016, at which time all accrued and unpaid interest will become due and payable. Thereafter, interest will be due and payable on a quarterly basis. Each dollar of C Note principal and accrued but unpaid interest is ultimately convertible into 100 shares of Ultra Green’s common stock.

On March 20, 2014, the Company invested $1,000,000 in a privately placed Convertible Promissory Note (the “B Note”) issued by Ultra Green Packaging, Inc. (“Ultra Green”). On each of June 4 and June 18, 2014, the Company loaned Ultra Green $50,000, for a total of $100,000, in the form of short term, unsecured promissory notes (the “Short Term Notes”), each with a maturity date of July 31, 2014. On July 2, 2014, the Company invested $400,000 in C Notes as described below. Effective as of the same date, the principal of the Short Term Notes was also converted into C Notes, and on November 10, 2014, the Company converted its B Notes to C Notes. As of December 31, 2014, the principal amount of, and accrued interest on, the C Notes owned by the Company was $1,500,000 and $104,879, respectively for a total of $1,604,879.

Ultra Green develops, manufactures, and markets “ecopaper” products made from wheat straw, bamboo, or sugarcane fibers and bioplastic products made from cornstarch. Ultra Green’s ecopaper and bioplastic products are certified as biodegradable and sustainable, and are compostable in about 160 days. Ultra Green is privately held and was not profitable for the year ended December 31, 2014.

In addition to its cash investments as described above, the Company has lent the services of Mr. Keith Sperbeck, its Vice President – Operations, to Ultra Green as its Interim CEO for an indefinite period concluding when Ultra Green hires a full-time chief executive officer. In lieu of any cash compensation to either Mr. Sperbeck or the Company, on June 19, 2014, Ultra Green issued the Company a non-statutory option to purchase 50,000,000 shares of its common stock for $0.01 per share, which option was fully vested and exercisable immediately upon issuance.

On June 19, 2014, the Board of Directors of Ultra Green authorized an offering of Convertible Promissory Notes convertible into Series C Preferred Stock, the terms of which are more fully described below (the “C Notes” and “Series C Preferred”, respectively). The C Notes will mature on December 31, 2019 and bear interest at a fixed rate of 10% per annum. Interest will accrue until June 30, 2015, at which time all accrued and unpaid interest will become due and payable. Thereafter, interest will be due and payable on a quarterly basis.

The outstanding principal and accrued interest on the C Notes may be converted into shares of Ultra Green’s Series C Preferred Stock on their maturity date at the option of the Company at an initial conversion price of $1.00 per share, as adjusted. In addition, at any time prior to or at maturity and upon the affirmative vote of the holders of 66.625% of the aggregate outstanding principal amount of the C Notes, all of the C Notes will convert into shares of Series C at the conversion price of $1.00 per share. The Series C shall have voting rights on an “as-converted” basis, voting with the common stock on any matter presented to the shareholders of the Company for their action or consideration at any shareholder meeting, or by written consent in lieu thereof. Finally, each share of Series C is convertible into 100 Ultra Green common shares for an initial conversion price of $0.01 per share.

The C Note offering closed on November 10, 2014 with $9,155,302 of notes sold. As of December 31, 2014, excluding options and warrants for 5,390,000 shares with exercise prices in excess of $0.50, Ultra Green had 1,119,130,554 fully diluted common and common-equivalent shares outstanding. Assuming no additional issuances of common or common-equivalents to others, conversion of its C Notes into common shares, and the exercise of the option described above, the Company would own 200,000,000 common shares or 17.87% of the fully diluted shares outstanding.